Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Schedule of Property and Equipment, Net [Line Items]
Property and equipment,Subtotal	$ 64,296	$ 8,216	$ 64,296
Less: accumulated depreciation	(64,296)	(8,216)	(59,428)
Property and equipment, net			4,868
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment,Subtotal	52,596	6,721	52,596
Office furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment,Subtotal	$ 11,700	$ 1,495	$ 11,700